Reverse Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

	30 June 2021	31 December 2020
	£m	£m
Agreements with banks	1,250	1,258
Agreements with customers	16,947	18,341
	18,197	19,599